UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23117

JPMorgan Trust IV

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust IV

Schedule of Portfolio Investments as of September 30, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan SmartSpending 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 34.3%
	Fixed Income — 21.3%
39,609	iShares Core U.S. Aggregate Bond Fund	4,340,750
20,412	iShares TIPS Bond Fund	2,318,395

	Total Fixed Income	6,659,145

	International Equity — 8.1%
22,148	iShares Core MSCI EAFE Fund	1,421,237
20,409	iShares Core MSCI Emerging Markets Fund	1,102,494

	Total International Equity	2,523,731

	U.S. Equity — 4.9%
2,283	iShares Russell 2000 Fund	338,295
2,643	iShares Russell Mid-Cap Fund	521,068
8,282	Vanguard REIT Fund	688,151

	Total U.S. Equity	1,547,514

	Total Exchange Traded Funds (Cost $10,113,421)	10,730,390

Investment Companies — 60.3% (b)
	Alternative Assets — 1.5%
54,213	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	483,040

	Fixed Income — 35.8%
497,178	JPMorgan Core Bond Fund, Class R6 Shares	5,792,123
85,360	JPMorgan Corporate Bond Fund, Class R6 Shares	871,530
86,820	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	727,548
51,644	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	437,943
81,628	JPMorgan Floating Rate Income Fund, Class R6 Shares	768,117
347,831	JPMorgan High Yield Fund, Class R6 Shares	2,608,732

	Total Fixed Income	11,205,993

	International Equity — 4.5%
75,244	JPMorgan International Research Enhanced Equity Fund, Class I Shares	1,406,304

	U.S. Equity — 18.5%
79,835	JPMorgan Equity Index Fund, Class R6 Shares	3,107,188
37,978	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	760,699
66,356	JPMorgan U.S. Equity Fund, Class R6 Shares	1,096,205
23,285	JPMorgan Value Advantage Fund, Class R6 Shares	807,048

	Total U.S. Equity	5,771,140

	Total Investment Companies (Cost $17,810,458)	18,866,477

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.2%
360,000	U.S. Treasury Notes, 0.75%, 01/31/2018 (k) (Cost $359,820)	359,503

SHARES
Short-Term Investment — 3.7%
	Investment Company — 3.7%
1,150,878	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $1,150,878)	1,150,878

	Total Investments — 99.5% (Cost $29,434,577)	31,107,248
	Other Assets in Excess of Liabilities — 0.5%	161,754

	NET ASSETS — 100.0%	$31,269,002

Percentages indicated are based on net assets.

JPMorgan SmartSpending 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2017:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	9	12/2017	AUD	896,865	(20,515)
EURO STOXX 50 Index	16	12/2017	EUR	676,719	16,592
MSCI Emerging Markets E-Mini Index	12	12/2017	USD	653,580	(9,480)
S&P 500 E-Mini Index	4	12/2017	USD	503,220	11,022
SPI 200 Index	1	12/2017	AUD	111,465	(517)
TOPIX Index	4	12/2017	JPY	595,822	34,922
U.S. Treasury 5 Year Note	5	12/2017	USD	587,265	(3,565)

					28,459

Short Contracts
Euro-Bund	(6)	12/2017	EUR	(1,141,786)	8,806
FTSE 100 Index	(3)	12/2017	GBP	(294,909)	2,014
Long Gilt	(5)	12/2017	GBP	(829,996)	19,199
U.S. Treasury 2 Year Note	(5)	12/2017	USD	(1,078,281)	2,880

					32,899

					61,358

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
EAFE	—	Europe, Australasia and Far East
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
REIT	—	Real Estate Investment Trust.
SPI	—	Australian Securities Exchange
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartSpending 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$30,747,745	$359,503	$—	$31,107,248

Appreciation in Other Financial Instruments
Futures Contracts (a)	$41,908	$53,527	$—	$95,435

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(33,560)	$(517)	$—	$(34,077)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 113.3%
	Common Stocks — 111.2%
	Consumer Discretionary — 21.5%
	Auto Components — 4.3%
1,915	Delphi Automotive plc	188,436
2,164	Goodyear Tire & Rubber Co. (The)	71,953
5,500	Magna International, Inc., (Canada)	293,590

		553,979

	Automobiles — 5.2%
15,702	Ford Motor Co. (j)	187,953
11,922	General Motors Co. (j)	481,410

		669,363

	Hotels, Restaurants & Leisure — 2.7%
8,189	Arcos Dorados Holdings, Inc., (Uruguay), Class A (a)	82,300
1,777	Bloomin’ Brands, Inc.	31,275
1,533	Royal Caribbean Cruises Ltd. (j)	181,722
1,157	Yum China Holdings, Inc. (a)	46,245

		341,542

	Household Durables — 4.2%
1,487	CalAtlantic Group, Inc.	54,469
8,623	DR Horton, Inc. (j)	344,317
3,422	Toll Brothers, Inc.	141,910

		540,696

	Leisure Products — 1.3%
3,030	Brunswick Corp.	169,589

	Media — 1.7%
3,943	DISH Network Corp., Class A (a)	213,829

	Multiline Retail — 0.3%
700	Nordstrom, Inc.	33,005

	Specialty Retail — 1.4%
200	AutoZone, Inc. (a)	119,022
937	Murphy USA, Inc. (a)	64,653

		183,675

	Textiles, Apparel & Luxury Goods — 0.4%
1,100	Coach, Inc.	44,308

	Total Consumer Discretionary	2,749,986

	Consumer Staples — 2.2%
	Beverages — 0.8%
1,339	Molson Coors Brewing Co., Class B	109,316

	Food & Staples Retailing — 1.4%
2,287	US Foods Holding Corp. (a)	61,063
1,478	Walgreens Boots Alliance, Inc.	114,131

		175,194

	Total Consumer Staples	284,510

	Energy — 11.6%
	Energy Equipment & Services — 0.2%
4,534	Ensco plc, Class A	27,068

	Oil, Gas & Consumable Fuels — 11.4%
1,100	Anadarko Petroleum Corp.	53,735
500	Concho Resources, Inc. (a)	65,860
2,350	Diamondback Energy, Inc. (a)	230,206
2,794	EOG Resources, Inc.	270,292
858	EQT Corp.	55,976
4,500	Kinder Morgan, Inc.	86,310
3,431	Occidental Petroleum Corp.	220,304
2,605	PBF Energy, Inc., Class A	71,924
1,810	Pioneer Natural Resources Co. (j)	267,047
3,818	Suncor Energy, Inc., (Canada)	133,745

		1,455,399

	Total Energy	1,482,467

	Financials — 34.0%
	Banks — 19.6%
21,962	Bank of America Corp. (j)	556,517
3,600	BankUnited, Inc.	128,052
3,600	BB&T Corp.	168,984
7,219	Citigroup, Inc. (j)	525,110
10,467	Huntington Bancshares, Inc.	146,119
1,500	IBERIABANK Corp.	123,225
16,855	KeyCorp (j)	317,211
1,000	SunTrust Banks, Inc.	59,770
8,717	Wells Fargo & Co. (j)	480,743

		2,505,731

	Capital Markets — 6.6%
1,100	Bank of New York Mellon Corp. (The)	58,322
5,994	Charles Schwab Corp. (The)	262,178
4,425	Deutsche Bank AG (Registered), (Germany)	76,464
573	Goldman Sachs Group, Inc. (The)	135,910
3,900	Morgan Stanley	187,863
800	State Street Corp.	76,432
4,829	WisdomTree Investments, Inc.	49,159

		846,328

	Consumer Finance — 1.1%
2,401	Ally Financial, Inc.	58,248
2,500	Synchrony Financial	77,625

		135,873

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Diversified Financial Services — 1.5%
4,800	Voya Financial, Inc.	191,472

	Insurance — 5.2%
290	Brighthouse Financial, Inc. (a) (j)	17,632
2,674	Lincoln National Corp.	196,485
3,200	MetLife, Inc. (j)	166,240
1,533	Prudential Financial, Inc.	162,989
1,300	Prudential plc, (United Kingdom), ADR	62,283
500	RenaissanceRe Holdings Ltd., (Bermuda)	67,570

		673,199

	Total Financials	4,352,603

	Health Care — 10.4%
	Biotechnology — 2.7%
4,249	Gilead Sciences, Inc. (j)	344,254

	Health Care Equipment & Supplies — 0.9%
1,472	Boston Scientific Corp. (a)	42,938
623	Zimmer Biomet Holdings, Inc.	72,947

		115,885

	Health Care Providers & Services — 2.4%
900	AmerisourceBergen Corp.	74,475
200	McKesson Corp.	30,722
1,022	UnitedHealth Group, Inc.	200,159

		305,356

	Pharmaceuticals — 4.4%
989	Allergan plc	202,695
800	Merck & Co., Inc.	51,224
8,900	Pfizer, Inc.	317,730

		571,649

	Total Health Care	1,337,144

	Industrials — 10.3%
	Aerospace & Defense — 0.5%
1,185	Textron, Inc.	63,848

	Airlines — 5.8%
1,500	Alaska Air Group, Inc.	114,405
6,306	Delta Air Lines, Inc.	304,075
3,629	JetBlue Airways Corp. (a)	67,245
2,212	Southwest Airlines Co.	123,828
1,200	Spirit Airlines, Inc. (a)	40,092
1,574	United Continental Holdings, Inc. (a)	95,825

		745,470

	Industrial Conglomerates — 1.7%
9,027	General Electric Co.	218,273

	Machinery — 0.8%
700	Snap-on, Inc.	104,307

	Road & Rail — 1.2%
1,339	Union Pacific Corp.	155,284

	Trading Companies & Distributors — 0.3%
2,300	NOW, Inc. (a)	31,763

	Total Industrials	1,318,945

	Information Technology — 6.5%
	Communications Equipment — 0.8%
3,000	CommScope Holding Co., Inc. (a)	99,630

	Internet Software & Services — 0.5%
1,700	eBay, Inc. (a)	65,382

	IT Services — 4.4%
700	Accenture plc, Class A	94,549
400	FleetCor Technologies, Inc. (a)	61,908
1,448	International Business Machines Corp.	210,076
1,800	WEX, Inc. (a)	201,996

		568,529

	Semiconductors & Semiconductor Equipment — 0.3%
400	Texas Instruments, Inc.	35,856

	Software — 0.5%
800	Microsoft Corp.	59,592

	Total Information Technology	828,989

	Materials — 7.0%
	Chemicals — 3.9%
626	Celanese Corp., Series A (j)	65,273
2,244	DowDuPont, Inc.	155,352
1,287	Eastman Chemical Co. (j)	116,461
6,163	Mosaic Co. (The)	133,059
1,000	Olin Corp.	34,250

		504,395

	Metals & Mining — 3.1%
9,200	AK Steel Holding Corp. (a)	51,428
1,978	Alcoa Corp. (a)	92,214
5,330	Alumina Ltd., (Australia), ADR	36,670
3,773	Freeport-McMoRan, Inc. (a)	52,973
1,132	Reliance Steel & Aluminum Co.	86,225
3,016	United States Steel Corp.	77,391

		396,901

	Total Materials	901,296

	Real Estate — 4.7%
	Equity Real Estate Investment Trusts (REITs) — 4.4%
4,700	Ashford Hospitality Trust, Inc.	31,349

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Equity Real Estate Investment Trusts (REITs) — continued
4,100	DDR Corp.	37,556
500	Federal Realty Investment Trust	62,105
1,900	JBG SMITH Properties (a)	64,999
2,000	Kimco Realty Corp.	39,100
2,160	LaSalle Hotel Properties	62,683
900	Pebblebrook Hotel Trust	32,526
4,300	RLJ Lodging Trust	94,600
3,918	Weyerhaeuser Co.	133,330

		558,248

	Real Estate Management & Development — 0.3%
2,000	St Joe Co. (The) (a)	37,700

	Total Real Estate	595,948

	Telecommunication Services — 3.0%
	Diversified Telecommunication Services — 2.4%
6,096	AT&T, Inc.	238,780
1,500	Verizon Communications, Inc.	74,235

		313,015

	Wireless Telecommunication Services — 0.6%
1,132	T-Mobile US, Inc. (a) (j)	69,799

	Total Telecommunication Services	382,814

	Total Common Stocks (Cost $12,845,997)	14,234,702

PRINCIPAL AMOUNT($)
Master Limited Partnership — 0.4%
1,200	NextEra Energy Partners LP (Cost $40,317)	48,348

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
221,978	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $221,978)	221,978

	Total Investments — 113.3% (Cost $13,108,292)	14,505,028
	Liabilities in Excess of Other Assets — (13.3)%	(1,696,975)

	NET ASSETS — 100.0%	$12,808,053

Short Positions — 13.0%
	Common Stocks — 13.0%
	Consumer Discretionary — 1.0%
	Automobiles — 0.7%
258	Tesla, Inc. (a)	88,004

	Specialty Retail — 0.3%
1,790	Bed Bath & Beyond, Inc.	42,011

	Total Consumer Discretionary	130,015

	Consumer Staples — 1.6%
	Household Products — 1.1%
810	Clorox Co. (The)	106,847
336	Procter & Gamble Co. (The)	30,569

		137,416

	Personal Products — 0.5%
650	Estee Lauder Cos., Inc. (The), Class A	70,096

	Total Consumer Staples	207,512

	Energy — 0.9%
	Energy Equipment & Services — 0.3%
724	Helmerich & Payne, Inc.	37,728

	Oil, Gas & Consumable Fuels — 0.6%
598	Chevron Corp.	70,265

	Total Energy	107,993

	Financials — 1.8%
	Capital Markets — 1.1%
2,330	Legg Mason, Inc.	91,592
1,077	Thomson Reuters Corp., (Canada)	49,413

		141,005

	Insurance — 0.7%
1,180	Torchmark Corp.	94,506

	Total Financials	235,511

	Health Care — 2.6%
	Biotechnology — 1.3%
1,220	AbbVie, Inc.	108,409
281	Amgen, Inc.	52,392

		160,801

	Health Care Equipment & Supplies — 0.5%
608	Baxter International, Inc.	38,152
215	Edwards Lifesciences Corp. (a)	23,502

		61,654

	Health Care Providers & Services — 0.8%
1,001	Express Scripts Holding Co. (a)	63,383
540	Henry Schein, Inc. (a)	44,275

		107,658

	Total Health Care	330,113

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Information Technology — 0.4%
	Software — 0.4%
645	Citrix Systems, Inc. (a)	49,549

	Materials — 1.3%
	Chemicals — 1.3%
694	LyondellBasell Industries NV, Class A	68,741
650	Praxair, Inc.	90,831

	Total Materials	159,572

	Real Estate — 0.9%
	Equity Real Estate Investment Trusts (REITs) — 0.9%
650	Realty Income Corp.	37,174
737	Ventas, Inc.	48,001
358	Welltower, Inc.	25,160

	Total Real Estate	110,335

	Telecommunication Services — 0.7%
	Wireless Telecommunication Services — 0.7%
12,142	Sprint Corp. (a)	94,465

	Utilities — 1.8%
	Electric Utilities — 0.9%
720	Duke Energy Corp.	60,422
1,190	Southern Co. (The)	58,477

		118,899

	Multi-Utilities — 0.9%
710	Consolidated Edison, Inc.	57,283
775	Dominion Energy, Inc.	59,620

		116,903

	Total Utilities	235,802

	Total Securities Sold Short (Proceeds $1,569,436)	$1,660,867

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $2,562,994.
(l)	—	The rate shown is the current yield as of September 30, 2017.

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,505,028	$—	$—	$14,505,028

Total Liabilities for Securities Sold Short (a)	$(1,660,867)	$—	$—	$(1,660,867)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2017

/s/ Matthew J. Plastina
Matthew J. Plastina
Treasurer and Principal Financial Officer
November 28, 2017